Business Combination (Tables)	3 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Schedule of Reconciliation of Elements of Business Combination to Unaudited Condensed Consolidated Statements of Stockholders' Equity (Deficit) and Cash Flows
The following table reconciles the elements of the Business Combination to the unaudited
condensed consolidated statements of stockholders’ equity (deficit) and cash flows for the three months ended March 31, 2022:

(in thousands)
Cash - ENNV trust and cash, net of redemptions	$30,844
Cash - PIPE financing	75,000
Non-cash Convertible Note conversion	17,655
Non-cash Legacy Fast Radius warrant conversion	1,020
Liabilities paid on behalf of or assumed from ENNV	(10,361)
Fair value of assumed common stock warrants	(5,847)
Transaction costs recorded in equity	(11,606)

Net impact on total stockholders’ equity	96,705
Transaction costs not yet paid or paid in the prior year	6,565
Non-cash Convertible Note conversion	(17,655)
Non-cash Legacy Fast Radius warrant conversion	(1,020)
Liabilities paid on behalf of ENNV and classified as operating cash flows or assumed from ENNV and not yet paid	5,808
Non-cash fair value of assumed common stock warrants	5,847

Net impact on net cash provided by financing activities	$96,250